Supplement to

CALVERT SOCIAL INVESTMENT FUND

Calvert Balanced, Bond, Equity, Enhanced Equity and Money Market Portfolios

CALVERT SOCIAL INDEX SERIES, INC.

Calvert Social Index Fund

Statement of Additional Information dated January 31, 2011

Date of Supplement: September 14, 2011

Under “Portfolio Manager Disclosure – Other Accounts Managed by Fund Portfolio Managers – Calvert Balanced Portfolio – Fixed Income Investments” on page 41, delete the information for Gregory Habeeb and insert the following:

Calvert:

Matthew Duch

Accounts Managed (not including Calvert Balanced Portfolio) as of August 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$6,919,429,920	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Other Accounts Managed by Fund Portfolio Managers – Calvert Bond Portfolio” on page 43, delete the information for Gregory Habeeb.

Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Fund and Other Accounts – Calvert Balanced Portfolio – Fixed Income Investments” on page 46, delete the heading “Calvert: Gregory Habeeb” and replace it with “Calvert: Matthew Duch.”

Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Fund and Other Accounts – Calvert Bond Portfolio” on page 47, delete Gregory Habeeb from the list of portfolio managers provided for Calvert.

Under “Portfolio Manager Disclosure – Compensation of Fund Portfolio Managers – Calvert Balanced Portfolio – Fixed Income Investments” on page 49, delete the heading “Calvert: Gregory Habeeb” and replace it with “Calvert: Matthew Duch.”  In addition, delete the heading in the first row of the chart and replace it with the following: “Compensation with Respect to Management of Calvert Balanced and Other Accounts as of September 14, 2011.”

Under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds” on page 53, delete the information in the chart for Gregory Habeeb under Calvert Balanced and Calvert Bond.  In addition, add the following information (column headings are included here for ease of reference):

Fund

	Firm	Name of Portfolio Manager	Portfolio Ownership
Calvert Balanced	Calvert	Matthew Duch	None (as of September 14, 2011)